Business and Geographic Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Number of major customers	10
Revenues [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	4.00%	4.00%	4.00%
Largest customers accounted revenue in percentage	26.00%	25.00%	25.00%